AB Active ETFs, Inc.

AB Ultra Short Income ETF

Portfolio of Investments

August 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 36.1%
United States – 36.1%
U.S. Treasury Notes 3.75%, 04/30/2027	$35,227	$35,262,777
3.875%, 03/31/2027	44,306	44,420,226
3.875%, 07/15/2028	36,967	37,248,585
4.00%, 03/31/2030	28,039	28,415,774
4.25%, 12/31/2026	62,295	62,662,443
4.25%, 02/15/2028	119,973	121,772,595
4.303% (CME Term SOFR 3 Month + 0.16%), 04/30/2027(a)	45,000	44,983,948
4.313% (CME Term SOFR 3 Month + 0.17%), 10/31/2025(a)	40,000	40,001,491
4.325% (CME Term SOFR 3 Month + 0.18%), 07/31/2026(a)	111,000	111,012,584
4.388% (CME Term SOFR 3 Month + 0.25%), 01/31/2026(a)	20,000	20,003,657

Total Governments - Treasuries (cost $542,389,525)		545,784,080

CORPORATES - INVESTMENT GRADE – 34.7%
Financial Institutions – 23.5%
Banking – 19.1%
ABN AMRO Bank NV 4.80%, 04/18/2026(b)	14,702	14,706,117
Banco Santander SA 5.179%, 11/19/2025	7,400	7,407,992
Bank of America Corp. 4.45%, 03/03/2026	19,527	19,525,828
Bank of Ireland Group PLC 6.253%, 09/16/2026(b)	5,835	5,837,684
Bank of Montreal 0.949%, 01/22/2027	6,200	6,115,184
Bank of Nova Scotia (The) 4.50%, 12/16/2025	11,940	11,939,284
Barclays PLC 4.375%, 01/12/2026	12,295	12,289,590
5.20%, 05/12/2026	14,273	14,320,244
BNP Paribas SA 4.375%, 05/12/2026(b)	15,464	15,413,123
BPCE SA 4.875%, 04/01/2026(b)	13,939	13,947,085
Capital One Financial Corp. 4.20%, 10/29/2025	10,020	10,008,477
4.50%, 01/30/2026	8,119	8,114,453
Capital One NA 4.25%, 03/13/2026	5,334	5,325,146
Citigroup, Inc. 4.60%, 03/09/2026	20,610	20,619,275
Cooperatieve Rabobank UA 3.75%, 07/21/2026	15,182	15,083,772
Danske Bank A/S 1.621%, 09/11/2026(b)	2,780	2,777,331
6.259%, 09/22/2026(b)	2,100	2,101,491

	Principal Amount (000)	U.S. $ Value
Goldman Sachs Group, Inc. (The) 4.25%, 10/21/2025	$19,034	$19,024,483
Lloyds Banking Group PLC 4.582%, 12/10/2025	13,326	13,319,337
4.65%, 03/24/2026	1,491	1,490,269
Morgan Stanley 5.00%, 11/24/2025	19,155	19,164,769
NatWest Group PLC 7.472%, 11/10/2026	9,000	9,048,240
Royal Bank of Canada Series G 4.65%, 01/27/2026	6,034	6,037,620
Societe Generale SA 4.25%, 08/19/2026(b)	2,195	2,185,386
Truist Bank 3.625%, 09/16/2025	5,060	5,057,065
US Bancorp 3.10%, 04/27/2026	1,424	1,412,224
Wells Fargo & Co. 4.10%, 06/03/2026	21,021	20,965,294
Western Union Co. (The) 1.35%, 03/15/2026	6,725	6,607,582

		289,844,345

Brokerage – 1.0%
Mizuho Markets Cayman LP 4.889% (SOFR + 0.53%), 01/09/2026(a) (b)	10,000	9,986,400
5.462% (SOFR + 1.10%), 01/09/2026(a) (b)	4,000	3,981,960
Nomura Holdings, Inc. 5.709%, 01/09/2026	1,213	1,217,706

		15,186,066

Diversified Banking – 0.3%
BNP Paribas SA 4.375%, 09/28/2025(b)	5,329	5,326,176

Finance – 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.75%, 01/30/2026	2,314	2,287,806
4.45%, 10/01/2025	539	538,844
Air Lease Corp. Series G 3.75%, 06/01/2026	7,472	7,427,840
Aircastle Ltd. 4.25%, 06/15/2026	7,564	7,542,821
Aviation Capital Group LLC 1.95%, 01/30/2026(b)	6,946	6,866,190
1.95%, 09/20/2026(b)	368	358,185

		25,021,686

	Principal Amount (000)	U.S. $ Value

Insurance – 0.9%
Athene Global Funding 5.62%, 05/08/2026(b)	$6,955	$7,013,561
Cigna Group (The) 1.25%, 03/15/2026	6,695	6,580,783

		13,594,344

REITs – 0.5%
Equinix, Inc. 1.45%, 05/15/2026	7,382	7,228,233

		356,200,850

Industrial – 10.7%
Basic – 1.1%
ArcelorMittal SA 4.55%, 03/11/2026	6,500	6,494,345
Glencore Funding LLC 1.625%, 09/01/2025(b)	1,090	1,090,000
LYB International Finance III LLC 1.25%, 10/01/2025	1,718	1,713,018
Westlake Corp. 3.60%, 08/15/2026	7,601	7,547,337

		16,844,700

Capital Goods – 0.6%
Boeing Co. (The) 2.196%, 02/04/2026	6,275	6,212,564
CNH Industrial Capital LLC 1.875%, 01/15/2026	3,100	3,067,915

		9,280,479

Consumer Cyclical - Automotive – 1.1%
Ford Motor Credit Co. LLC 3.375%, 11/13/2025	3,720	3,707,352
6.95%, 06/10/2026	1,731	1,753,451
Series G 4.389%, 01/08/2026	1,853	1,849,387
General Motors Co. 6.125%, 10/01/2025	6,193	6,193,000
General Motors Financial Co., Inc. 6.05%, 10/10/2025	1,889	1,891,418
Hyundai Capital America 1.30%, 01/08/2026(b)	380	375,687
1.80%, 10/15/2025(b)	1,182	1,178,028

		16,948,323

Consumer Cyclical - Entertainment – 0.4%
Mattel, Inc. 3.375%, 04/01/2026(b)	6,040	5,988,418

Consumer Cyclical - Retailers – 0.5%
AutoNation, Inc. 4.50%, 10/01/2025	5,652	5,648,270

	Principal Amount (000)	U.S. $ Value

Lowe’s Cos., Inc. 2.50%, 04/15/2026	$1,768	$1,748,304

		7,396,574

Consumer Non-Cyclical – 2.9%
Amgen, Inc. 5.507%, 03/02/2026	6,559	6,560,771
BAT International Finance PLC 1.668%, 03/25/2026	4,884	4,807,614
Bayer US Finance II LLC 4.25%, 12/15/2025(b)	3,600	3,593,412
CVS Health Corp. 5.00%, 02/20/2026	1,329	1,331,538
HCA, Inc. 5.25%, 06/15/2026	1,935	1,938,328
5.875%, 02/15/2026	5,377	5,382,001
Molson Coors Beverage Co. 3.00%, 07/15/2026	7,500	7,413,750
Philip Morris International, Inc. 2.75%, 02/25/2026	6,182	6,131,926
Royalty Pharma PLC 1.20%, 09/02/2025	6,526	6,526,000

		43,685,340

Energy – 2.6%
Devon Energy Corp. 5.85%, 12/15/2025	5,072	5,074,587
Energy Transfer LP 4.75%, 01/15/2026	5,176	5,176,518
5.95%, 12/01/2025	534	534,459
EQT Corp. 3.125%, 05/15/2026(b)	2,401	2,374,109
MPLX LP 1.75%, 03/01/2026	4,154	4,097,589
ONEOK, Inc. 4.85%, 07/15/2026	4,803	4,813,230
Plains All American Pipeline LP/PAA Finance Corp. 4.65%, 10/15/2025	6,235	6,234,065
TransCanada PipeLines Ltd. 4.875%, 01/15/2026	6,135	6,134,877
Western Midstream Operating LP 4.65%, 07/01/2026	5,236	5,234,167

		39,673,601

Technology – 1.5%
Dell International LLC/EMC Corp. 6.02%, 06/15/2026	7,253	7,315,666
Fidelity National Information Services, Inc. 1.15%, 03/01/2026	7,217	7,099,868
Jabil, Inc. 1.70%, 04/15/2026	7,005	6,887,736
Oracle Corp. 2.65%, 07/15/2026	425	419,267

		21,722,537

	Principal Amount (000)	U.S. $ Value

Transportation - Services – 0.0%
FedEx Corp. 3.25%, 04/01/2026	$119	$118,271

		161,658,243

Utility – 0.5%
Electric – 0.5%
CMS Energy Corp. 3.00%, 05/15/2026	1,020	1,010,188
Dominion Energy, Inc. 3.90%, 10/01/2025	5,451	5,447,239
Enel Finance International NV 7.05%, 10/14/2025(b) (c)	1,013	1,015,603

		7,473,030

Total Corporates - Investment Grade (cost $524,952,211)		525,332,123

ASSET-BACKED SECURITIES – 13.5%
Autos - Fixed Rate – 7.4%
ACM Auto Trust Series 2024-2A, Class A 6.06%, 02/20/2029(b)	1,986	1,992,254
Series 2025-1A, Class A 5.38%, 06/20/2029(b)	807	808,353
Series 2025-2A, Class A 5.55%, 06/20/2028(b)	3,925	3,934,585
American Credit Acceptance Receivables Trust Series 2025-2, Class A 4.81%, 09/12/2028(b)	5,900	5,908,307
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(b)	320	323,106
Series 2025-1A, Class A2 4.92%, 05/15/2029(b)	5,573	5,586,727
BOF VII AL Funding Trust I Series 2023-CAR3, Class A2 6.291%, 07/26/2032(b)	815	828,016
Bridgecrest Lending Auto Securitization Trust Series 2025-2, Class A2 4.84%, 01/18/2028	5,094	5,097,511
CarMax Select Receivables Trust Series 2025-A, Class A2A 4.76%, 05/15/2028	6,150	6,158,383
Carvana Auto Receivables Trust Series 2023-N3, Class A 6.41%, 09/10/2027(b)	26	26,229
Series 2024-N2, Class A2 5.90%, 08/10/2027(b)	1,595	1,596,748
Consumer Portfolio Services Auto Trust Series 2025-B, Class A 4.74%, 02/15/2029(b)	4,942	4,952,859

	Principal Amount (000)	U.S. $ Value

CPS Auto Receivables Trust Series 2024-C, Class A 5.88%, 02/15/2028(b)	$1,339	$1,342,529
Exeter Automobile Receivables Trust Series 2025-2A, Class A2 4.78%, 06/15/2027	3,987	3,988,595
Exeter Select Automobile Receivables Trust Series 2025-1, Class A2 4.83%, 10/16/2028	6,126	6,143,780
FHF Issuer Trust Series 2023-2A, Class A2 6.79%, 10/15/2029(b)	564	571,959
GLS Auto Receivables Issuer Trust Series 2025-2A, Class A2 4.75%, 03/15/2028(b)	7,000	7,013,253
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b)	344	348,932
Series 2023-2A, Class A2 7.09%, 10/16/2028(b)	520	528,995
Series 2023-3A, Class A2 7.50%, 12/15/2028(b)	617	629,961
Lobel Automobile Receivables Trust Series 2025-1, Class A 5.06%, 11/15/2027(b)	3,704	3,710,158
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(b)	1,712	1,723,288
OCCU Auto Receivables Trust Series 2025-1A, Class A2 4.82%, 04/17/2028(b)	7,079	7,094,257
Octane Receivables Trust Series 2023-2A, Class A2 5.88%, 06/20/2031(b)	231	231,672
Prestige Auto Receivables Trust Series 2025-1A, Class A2 4.87%, 12/15/2027(b)	5,383	5,389,646
Research-Driven Pagaya Motor Asset Trust Series 2023-3A, Class A 7.13%, 01/26/2032(b)	1,042	1,043,951
Series 2023-4A, Class A 7.54%, 03/25/2032(b)	621	624,985
Series 2025-4A, Class A2 5.124%, 04/25/2034(b)	7,300	7,329,742
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(b)	607	613,231
SAFCO Auto Receivables Trust Series 2025-1A, Class A 5.46%, 09/10/2029(b)	5,781	5,795,259
Santander Bank Auto Credit-Linked Notes Series 2023-A, Class B 6.493%, 06/15/2033(b)	78	78,365

	Principal Amount (000)	U.S. $ Value

Santander Drive Auto Receivables Trust Series 2025-2, Class A2 4.71%, 06/15/2028	$5,250	$5,260,072
SBNA Auto Receivables Trust Series 2025-SF1, Class B 5.12%, 03/17/2031(b)	1,076	1,076,649
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class A2 4.63%, 07/20/2027(b)	6,907	6,929,740
Strike Acceptance Auto Funding Trust Series 2025-1A, Class A 5.84%, 04/15/2032(b)	2,258	2,261,348
Tricolor Auto Securitization Trust Series 2024-1A, Class A 6.61%, 10/15/2027(d)	424	424,841
Series 2024-2A, Class A 6.36%, 12/15/2027(d)	369	369,790
Series 2024-3A, Class A 5.22%, 06/15/2028(d)	785	786,271
Series 2025-1A, Class A 4.94%, 02/15/2029(d)	2,015	2,021,442
US Bank NA Series 2023-1, Class B 6.789%, 08/25/2032(b)	883	893,146

		111,438,935

Other ABS - Fixed Rate – 5.4%
ACHV ABS Trust Series 2024-2PL, Class A 5.07%, 10/27/2031(b)	3,167	3,180,864
Affirm Asset Securitization Trust
Series 2023-B, Class 1A 6.82%, 09/15/2028(b)	870	870,707
Series 2023-B, Class A 6.82%, 09/15/2028(b)	1,200	1,200,975
Series 2024-X2, Class A 5.22%, 12/17/2029(b)	1,780	1,781,037
Series 2025-X1, Class A 5.08%, 04/15/2030(b)	4,324	4,329,028
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(b)	255	255,626
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(b)	222	222,805
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(b)	2,116	2,121,838
Mariner Finance Issuance Trust Series 2023-AA, Class A 6.70%, 10/22/2035(b)	3,500	3,525,571

	Principal Amount (000)	U.S. $ Value

Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(b)	$113	$113,403
Series 2025-1A, Class A 4.75%, 07/16/2035(b)	5,834	5,840,312
NMEF Funding LLC Series 2023-A, Class A2 6.57%, 06/17/2030(b)	635	639,704
Oportun Funding Trust Series 2024-3, Class A 5.26%, 08/15/2029(b)	2,033	2,034,458
Oportun Issuance Trust Series 2024-2, Class A 5.86%, 02/09/2032(b)	809	810,189
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(b)	413	416,823
Series 2025-3, Class A2 5.365%, 12/15/2032(b)	3,610	3,632,258
Pagaya AI Debt Grantor Trust And Pagaya AI Debt Trust Series 2024-6, Class A 6.093%, 11/15/2031(b)	740	745,737
Pagaya AI Debt Trust Series 2024-1, Class A 6.66%, 07/15/2031(b)	397	400,343
Series 2024-2, Class A 6.319%, 08/15/2031(b)	698	702,562
Series 2024-3, Class A 6.258%, 10/15/2031(b)	440	442,944
Series 2025-R1, Class A2 5.338%, 06/15/2032(b)	7,000	7,054,429
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1, Class A 5.715%, 01/20/2034(b)	7,000	7,071,119
PEAC Solutions Receivables LLC Series 2024-2A, Class A2 4.74%, 04/20/2027(b)	4,395	4,401,790
RCKT Trust Series 2025-1A, Class A 4.90%, 07/25/2034(b)	10,109	10,126,695
Service Experts Issuer LLC Series 2024-1A, Class A 6.39%, 11/20/2035(b)	3,833	3,908,422
Theorem Funding Trust Series 2022-3A 7.60%, 04/15/2029(b)	16	15,660
Series 2023-1A, Class A 7.58%, 04/15/2029(b)	30	30,534
Upgrade Master Pass-Thru Trust Series 2025-ST5, Class A 4.794%, 09/15/2032(b)	6,500	6,506,951
Upstart Securitization Trust Series 2023-3, Class A 6.90%, 10/20/2033(b)	253	254,452

	Principal Amount (000)	U.S. $ Value

Series 2024-1, Class A 5.33%, 11/20/2034(b)	$3,015	$3,023,495
Verdant Receivables 2023-1 LLC Series 2023-1A, Class A2 6.24%, 01/13/2031(b)	635	646,412
VFI ABS LLC Series 2025-1A, Class A 4.78%, 06/24/2030(b)	6,240	6,255,023

		82,562,166

Credit Cards - Fixed Rate – 0.7%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(b)	4,805	4,838,795
Mission Lane Credit Card Master Trust Series 2024-B, Class A 5.88%, 01/15/2030(b)	5,900	5,956,944

		10,795,739

Total Asset-Backed Securities (cost $204,012,432)		204,796,840

SHORT-TERM INVESTMENTS – 15.0%
Commercial Paper – 9.0%
Charles Schwab Corp. (The) Zero Coupon, 11/14/2025(b)	2,635	2,611,038
Dollarama, Inc. Zero Coupon, 09/15/2025(b)	7,500	7,483,023
Dow Chemical Co. (The) Zero Coupon, 09/19/2025	7,300	7,280,624
Enbridge, Inc. Zero Coupon, 09/05/2025(b)	7,500	7,493,423
Eversource Energy Zero Coupon, 09/10/2025(b)	4,500	4,493,048
Fiserv, Inc. Zero Coupon, 09/16/2025(b)	7,400	7,383,239
General Motors Financial Co., Inc. Zero Coupon, 10/01/2025(b)	6,460	6,433,648
Glencore Funding LLC Zero Coupon, 09/16/2025(b)	6,300	6,285,622
HSBC USA, Inc. Zero Coupon, 01/15/2026(b)	7,000	6,883,925
Hyundai Capital America Zero Coupon, 09/24/2025(b)	7,500	7,475,607
Intesa Sanpaolo Funding LLC Zero Coupon, 10/24/2025	10,000	9,927,179
Zero Coupon, 11/10/2025	4,000	3,962,216
Marriott International, Inc. Zero Coupon, 09/18/2025(b)	7,500	7,480,757
Mondelez International, Inc. Zero Coupon, 09/04/2025(b)	7,000	6,994,742

	Principal Amount (000)	U.S. $ Value

NextEra Energy Capital Holdings, Inc. Zero Coupon, 09/18/2025(b)	$7,500	$7,481,174
Nutrien Ltd. Zero Coupon, 09/02/2025(b)	7,500	7,496,215
Suncor Energy, Inc. Zero Coupon, 09/18/2025(b)	7,500	7,481,153
TELUS Corp. Zero Coupon, 09/09/2025(b)	1,400	1,397,894
Zero Coupon, 10/06/2025(b)	5,700	5,670,294
Volkswagen Credit, Inc. Zero Coupon, 09/04/2025(b)	7,500	7,494,278
Xcel Energy, Inc. Zero Coupon, 09/10/2025(b)	7,500	7,488,725

Total Commercial Paper (cost $136,762,391)		136,697,824

	Shares

Investment Companies – 6.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(e) (f) (g) (cost $90,799,726)	90,799,726	90,799,726

Total Short-Term Investments (cost $227,562,117)		227,497,550

Total Investments – 99.3% (cost $1,498,916,285)(h)		1,503,410,593
Other assets less liabilities – 0.7%		11,292,367

Net Assets – 100.0%		$1,514,702,960

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	397	December 2025	$82,790,008	$60,633
U.S. T-Note 5 Yr (CBT) Futures	378	December 2025	41,379,188	216,109

				$276,742

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2025.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2025, the aggregate market value of these securities amounted to $396,189,906 or 26.2% of net assets.

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2025.

(d)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.23% of net assets as of August 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tricolor Auto Securitization Trust Series 2024-1A, Class A 6.61%, 10/15/2027	01/25/2024	$423,520	$424,841	0.03%
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027	05/14/2024	368,983	369,790	0.02%
Tricolor Auto Securitization Trust Series 2024-3A, Class A 5.22%, 06/15/2028	10/07/2024	784,849	786,271	0.05%
Tricolor Auto Securitization Trust Series 2025-1A, Class A 4.94%, 02/15/2029	03/11/2025	2,015,232	2,021,442	0.13%

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	The rate shown represents the 7-day yield as of period end.
(g)	Affiliated investments.
(h)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,928,051 and gross unrealized depreciation of investments was $(157,001), resulting in net unrealized appreciation of $4,771,050.

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB Active ETFs, Inc.

AB Ultra Short Income ETF

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$545,784,080	$—	$545,784,080
Corporates - Investment Grade	—	525,332,123	—	525,332,123
Asset-Backed Securities	—	204,796,840	—	204,796,840
Short-Term Investments:
Commercial Paper	—	136,697,824	—	136,697,824
Investment Companies	90,799,726	—	—	90,799,726

Total Investments in Securities	90,799,726	1,412,610,867	—	1,503,410,593
Other Financial Instruments(a):
Assets:
Futures	276,742	—	—	276,742
Liabilities	—	—	—	—

Total	$91,076,468	$1,412,610,867	$—	$1,503,687,335

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months end August 31, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$77,872	$1,134,458	$1,121,530	$90,800	$1,748